SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Asset-Backed Commercial Paper Conduits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Classification of Other Securitization Details
Commercial paper	$ 9,995,000,000	$ 16,155,000,000
Citi-administered asset-backed commercial paper conduits (ABCP)
Classification of Other Securitization Details
Purchased assets outstanding under conduits	21,300,000,000	29,200,000,000
Incremental funding commitments with clients	$ 11,600,000,000	$ 13,500,000,000
Weighted average life of commercial paper issued by conduits	56 days	57 days
Citi-administered asset-backed commercial paper conduits (ABCP) | Minimum
Classification of Other Securitization Details
Letters of credit as percentage of conduit assets	8.00%
Floor price of conduit's assets	$ 200,000,000
Citi-administered asset-backed commercial paper conduits (ABCP) | Maximum
Classification of Other Securitization Details
Letters of credit as percentage of conduit assets	10.00%
Citi-administered asset-backed consolidated commercial paper conduits (ABCP)
Classification of Other Securitization Details
Letters of credit provided to conduits	$ 1,900,000,000	$ 2,300,000,000
Commercial paper	$ 11,400,000,000	$ 10,600,000,000